Drilling units - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	2 Months Ended	3 Months Ended
	Apr. 07, 2022	Jan. 19, 2022	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Reorganization value, rig asset derecognized				$ 175
Drilling units
Property, Plant and Equipment [Line Items]
Additions			$ 17	$ 22	$ 74	$ 29	$ 10
Drilling units | West Venture rig
Property, Plant and Equipment [Line Items]
Proceeds from sale of rigs		$ 7
Drilling units | Sevan Driller rig
Property, Plant and Equipment [Line Items]
Proceeds from sale of rigs	$ 18
Drilling units | Sevan Brasil rig
Property, Plant and Equipment [Line Items]
Proceeds from sale of rigs	$ 6
Drilling units | West Carina, West Jupiter, West Leda, West Ariel and West Cressida rigs
Property, Plant and Equipment [Line Items]
Additions					52
Drilling units | West Tellus and West Saturn rigs
Property, Plant and Equipment [Line Items]
Additions					$ 17